Lease (Details) - Schedule of Maturities of Operating Lease Liabilities ¥ in Thousands	Jun. 30, 2023 CNY (¥)
Schedule of Maturities of Operating Lease Liabilities [Abstract]
For the year ended June 30, 2024	¥ 44,599
For the year ended June 30, 2025	41,659
For the year ended June 30, 2026	13,086
Total operating lease payments	99,344
Less: imputed interest	(5,412)
Present value of operating lease liabilities	¥ 93,932